Consolidated statements of financial position (Details 8) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CondensedBalanceSheetStatementLineItems [Line Items]
Short-term deposits	€ 24,416,767	€ 27,803,153
Cash at banks	1,551,914	5,328,127
Total cash and cash equivalents	25,968,681	33,131,280	€ 55,386,240	€ 123,281,888
U.S. Dollars
CondensedBalanceSheetStatementLineItems [Line Items]
Short-term deposits	22,616,767	27,803,153
Cash at banks	362,788	4,116,649
Euro
CondensedBalanceSheetStatementLineItems [Line Items]
Short-term deposits	1,800,000	0
Cash at banks	€ 1,189,126	€ 1,211,478